Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Clinical trial expenses	$ 1,410	$ 1,365	$ 692
Compensation, excluding taxes	1,132	933	391
Professional fees	448	286	220
Short-term portion of lease restructuring	221	216	219
Other	544	607	721
Total accrued expenses	$ 3,755	$ 3,407	$ 2,243